Net income per ordinary share - Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	81,999,746	81,398,071	81,892,662	81,430,507
Effect of dilutive share options and other awards outstanding under share based compensation programs (in shares)	628,187	914,875	724,729	1,032,335
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	82,627,933	82,312,946	82,617,391	82,462,842